Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2020
Loans individually or collectively evaluated for their impairment and related allowance, by loan class

	December 31, 2020
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31,	$11,145	$18,152	$16,533	$1,786	$3,762	$7,535	$542	$823	$60,278
Adoption of ASU 2016-13	4,247	13,391	(4,292)	(355)	(1,580)	(429)	(225)	(410)	10,347
Losses charge to allowance	(8,936)	(19)	(55)	—	(160)	(124)	(280)	—	(9,574)
Recoveries credited to allowance	2,191	35	117	—	21	186	69	10	2,629
Net losses charged to allowance	(6,745)	16	62	—	(139)	62	(211)	10	(6,945)
Provision (credit) charged to operations	13,261	6,053	17,697	3,620	1,831	2,402	185	330	45,379
Balance at December 31,	$21,908	$37,612	$30,000	$5,051	$3,874	$9,570	$291	$753	$109,059

	December 31, 2019
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31,	$12,596	$15,123	$19,353	$1,808	$3,467	$7,719	$447	$871	$61,384
Losses charge to allowance	(14,412)	(39)	(7,353)	—	(201)	(435)	(487)	(1)	(22,928)
Recoveries credited to allowance	2,196	113	318	—	26	286	40	—	2,979
Net losses charged to allowance	(12,216)	74	(7,035)	—	(175)	(149)	(447)	(1)	(19,949)
Provision (credit) charged to operations	10,765	2,955	4,215	(22)	470	(35)	542	(47)	18,843
Balance at December 31,	$11,145	$18,152	$16,533	$1,786	$3,762	$7,535	$542	$823	$60,278

	December 31, 2018
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31,	$27,905	$11,675	$16,663	$1,109	$2,950	$6,103	$440	$842	$67,687
Losses charge to allowance	(14,220)	(1)	(70)	—	(122)	(347)	(362)	(3)	(15,125)
Recoveries credited to allowance	1,981	25	246	—	36	369	43	10	2,710
Net losses charged to allowance	(12,239)	24	176	—	(86)	22	(319)	7	(12,415)
Provision (credit) charged to operations	(3,070)	3,424	2,514	699	603	1,594	326	22	6,112
Balance at December 31,	$12,596	$15,123	$19,353	$1,808	$3,467	$7,719	$447	$871	$61,384

	December 31, 2020
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance

	(Dollars in Thousands)
Domestic
Commercial	$1,189	$209	$1,784,747	$21,699
Commercial real estate: other construction & land development	17,496	70	1,829,261	37,542
Commercial real estate: farmland & commercial	439	—	2,288,869	30,000
Commercial real estate: multifamily	134	—	440,910	5,051
Residential: first lien	151	—	404,968	3,874
Residential: junior lien	38	—	593,987	9,570
Consumer	—	—	40,595	291
Foreign	—	—	138,970	753

Total	$19,447	$279	$7,522,307	$108,780

	December 31, 2019
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance

	(Dollars in Thousands)
Domestic
Commercial	$1,935	$249	$1,290,725	$10,895
Commercial real estate: other construction & land development	938	116	2,184,945	18,037
Commercial real estate: farmland & commercial	1,208	—	1,895,539	16,533
Commercial real estate: multifamily	165	—	190,265	1,786
Residential: first lien	6,278	—	427,623	3,762
Residential: junior lien	692	—	705,784	7,535
Consumer	1,195	—	46,605	542
Foreign	264	—	140,785	823

Total	$12,675	$365	$6,882,271	$59,913

Loans accounted on non-accrual basis, by loan class

	December 31, 2020	December 31, 2019

	(Dollars in Thousands)
Domestic
Commercial	$1,189	$1,901
Commercial real estate: other construction & land development	17,496	938
Commercial real estate: farmland & commercial	439	1,208
Commercial real estate: multifamily	134	165
Residential: first lien	526	670
Residential: junior lien	38	—
Consumer	—	4
Total non-accrual loans	$19,822	$4,886

Impaired loans, by loan class

	December 31, 2019
		Unpaid		Average
	Recorded	Principal	Related	Recorded	Interest
	Investment	Balance	Allowance	Investment	Recognized

	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$510	$516	$249	$514	$—
Commercial real estate: other construction & land development	126	169	116	131	—
Total impaired loans with related allowance	$636	$685	$365	$645	$—

	December 31, 2019
		Unpaid	Average
	Recorded	Principal	Recorded	Interest
	Investment	Balance	Investment	Recognized

	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$1,425	$1,516	$18,794	$2
Commercial real estate: other construction & land development	812	1,133	1,737	—
Commercial real estate: farmland & commercial	1,208	1,841	22,357	—
Commercial real estate: multifamily	165	168	651	—
Residential: first lien	6,278	6,445	6,988	309
Residential: junior lien	692	692	1,023	42
Consumer	1,195	1,196	1,117	—
Foreign	264	264	278	12
Total impaired loans with no related allowance	$12,039	$13,255	$52,945	$365

Loans accounted for as trouble debt restructuring, by Watch List Doubtful loans

	December 31, 2020	December 31, 2019

	(Dollars in Thousands)
Domestic
Commercial	$—	$32
Residential: first lien	4,078	5,608
Residential: junior lien	521	692
Consumer	989	1,192
Foreign	233	264
Total troubled debt restructuring	$5,821	$7,788

Information regarding the aging of past due loans, by loan class

	December 31, 2020
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio

	(Dollars in Thousands)
Domestic
Commercial	$1,931	$1,109	$563	$318	$3,603	$1,782,333	$1,785,936
Commercial real estate: other construction & land development	1,059	854	16,587	—	18,500	1,828,257	1,846,757
Commercial real estate: farmland & commercial	2,435	219	186	186	2,840	2,286,468	2,289,308
Commercial real estate: multifamily	126	—	—	—	126	440,918	441,044
Residential: first lien	2,399	926	6,165	5,890	9,490	395,629	405,119
Residential: junior lien	561	247	1,197	1,197	2,005	592,020	594,025
Consumer	318	71	79	79	468	40,127	40,595
Foreign	478	180	568	568	1,226	137,744	138,970
Total past due loans	$9,307	$3,606	$25,345	$8,238	$38,258	$7,503,496	$7,541,754

	December 31, 2019
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio

	(Dollars in Thousands)
Domestic
Commercial	$3,134	$626	$1,292	$421	$5,052	$1,287,608	$1,292,660
Commercial real estate: other construction & land development	509	55	—	—	564	2,185,319	2,185,883
Commercial real estate: farmland & commercial	8,058	2,031	54,928	54,878	65,017	1,831,730	1,896,747
Commercial real estate: multifamily	313	—	165	—	478	189,952	190,430
Residential: first lien	3,229	1,670	3,660	3,107	8,559	425,342	433,901
Residential: junior lien	1,112	477	1,200	1,200	2,789	703,687	706,476
Consumer	467	75	88	88	630	47,170	47,800
Foreign	1,347	3	11	11	1,361	139,688	141,049
Total past due loans	$18,169	$4,937	$61,344	$59,705	$84,450	$6,810,496	$6,894,946

Summary of the loan portfolio by credit quality indicator, by loan class

	2020	2019	2018	2017	2016	Prior	Total

	(Dollars in Thousands)
Balance at December 31, 2020
Domestic
Commercial
Pass	$1,168,671	$240,869	$145,670	$85,434	$13,901	$10,000	$1,664,545
Special Review	75,638	—	—	—	—	—	75,638
Watch List - Pass	39,886	11	—	3	—	17	39,917
Watch List - Substandard	3,360	683	289	—	315	—	4,647
Watch List - Doubtful	777	161	92	159	—	—	1,189
Total Commercial	$1,288,332	$241,724	$146,051	$85,596	$14,216	$10,017	$1,785,936
Commercial real estate: other construction & land development
Pass	$773,165	$576,707	$320,308	$78,174	$10,534	$3,343	$1,762,231
Special Review	20,828	21,650	—	—	—	—	42,478
Watch List - Pass	23,101	1,451	—	—	—	—	24,552
Watch List - Doubtful	16,702	794	—	—	—	—	17,496
Total Commercial real estate: other construction & land development	$833,796	$600,602	$320,308	$78,174	$10,534	$3,343	$1,846,757
Commercial real estate: farmland & commercial
Pass	$884,070	$373,993	$386,268	$189,639	$202,500	$116,729	$2,153,199
Special Review	3,041	—	4,758	177	3,218	—	11,194
Watch List - Pass	61,637	942	277	80	—	—	62,936
Watch List - Substandard	53,809	4,986	—	2,269	475	1	61,540
Watch List - Doubtful	—	202	—	—	—	237	439
Total Commercial real estate: farmland & commercial	$1,002,557	$380,123	$391,303	$192,165	$206,193	$116,967	$2,289,308
Commercial real estate: multifamily
Pass	$74,577	$208,356	$82,818	$64,110	$6,801	$4,248	$440,910
Watch List - Doubtful	134	—	—	—	—	—	134
Total Commercial real estate: multifamily	$74,711	$208,356	$82,818	$64,110	$6,801	$4,248	$441,044
Residential: first lien
Pass	$81,004	$62,165	$72,299	$54,593	$29,250	$105,463	$404,774
Watch List - Pass	—	14	131	—	—	—	145
Watch List - Substandard	—	—	—	—	49	—	49
Watch List - Doubtful	86	—	—	—	—	65	151
Total Residential: first lien	$81,090	$62,179	$72,430	$54,593	$29,299	$105,528	$405,119
Residential: junior lien
Pass	$196,308	$108,276	$61,636	$75,056	$56,705	$94,454	$592,435
Special Review	740	—	—	812	—	—	1,552
Watch List- Doubtful	—	—	38	—	—	—	38
Total Residential: junior lien	$197,048	$108,276	$61,674	$75,868	$56,705	$94,454	$594,025
Consumer
Pass	$30,910	$7,159	$875	$225	$55	$1,371	$40,595
Total Consumer	$30,910	$7,159	$875	$225	$55	$1,371	$40,595
Foreign
Pass	$93,236	$19,092	$11,572	$6,192	$3,533	$5,345	$138,970
Total Foreign	$93,236	$19,092	$11,572	$6,192	$3,533	$5,345	$138,970
Total Loans	$3,601,680	$1,627,511	$1,087,031	$556,923	$327,336	$341,273	$7,541,754

		December 31, 2019
		Special	Watch	Watch List—	Watch List—
	Pass	Review	List—Pass	Substandard	Impaired

		(Dollars in Thousands)
Domestic
Commercial	$1,228,110	$569	$39	$62,007	$1,935
Commercial real estate: other construction & land development	2,090,370	18,721	41,949	33,905	938
Commercial real estate: farmland & commercial	1,710,446	13,184	20,183	151,726	1,208
Commercial real estate: multifamily	190,265	—	—	—	165
Residential: first lien	426,546	253	144	680	6,278
Residential: junior lien	704,958	826	—	—	692
Consumer	46,605	—	—	—	1,195
Foreign	140,785	—	—	—	264
Total	$6,538,085	$33,553	$62,315	$248,318	$12,675